Accrued Expenses	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accrued Expenses
Accrued Expenses

Note 8: Accrued Expenses

Accrued Expenses consists of the following at:

($ in thousands)	March 31, 2023	June 30, 2022
Marketing Funds Accruals	$3,762	$2,738
Payroll and Payroll Tax Accruals	2,214	3,904
Accruals for Other Expenses	3,829	4,931
Total Accrued Expenses	$9,805	$11,573

Note 7:Accrued Expenses

Accrued Expenses consists of the following at:

($ in thousands)	June 30, 2022	June 30, 2021
Marketing Funds Accruals	$2,738	$1,294
Payroll and Payroll Tax Accruals	3,904	6,833
Accruals for Other Expenses	4,931	5,428
Total Accrued Expenses	$11,573	$13,555